T. ROWE PRICE SPECTRUM GROWTH FUND

	March 31, 2019	(Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	12/31/18	Cost	Cost	Shares	3/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.0%
T. Rowe Price Funds:
Growth Stock Fund	416,692	10,908	10,146	7,320,613	484,551
Blue Chip Growth Fund(2)	416,550	7,909	9,801	4,319,852	481,880
Value Fund	413,940	1,353	11,088	13,285,003	456,738
Equity Income Fund	407,048	15,935	11,158	15,118,289	455,665
International Stock Fund	397,703	1,237	24,418	25,330,145	428,333
International Value Equity Fund	412,525	1,261	45,793	31,224,317	409,351
New Horizons Fund(2)	124,976	422	2,887	2,544,992	148,144
Mid-Cap Growth Fund	125,976	412	3,057	1,619,158	143,716
Emerging Markets Stock Fund	116,198	10,594	3,086	3,301,917	140,827
International Discovery Fund	123,334	—	894	2,206,836	137,177
Small-Cap Value Fund	118,430	1,402	3,201	2,938,842	132,071
Mid-Cap Value Fund	116,447	2,393	3,353	4,755,975	128,602
Real Assets Fund	75,903	241	1,801	7,385,783	84,198
Total Equity Mutual Funds (Cost $2,059,252)					3,631,253

Total Investments in Securities 100.0%
(Cost $2,059,252)				$3,631,253
Other Assets Less Liabilities 0.0%					—
Net Assets 100.0%					$3,631,253

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Non-income producing

T. ROWE PRICE SPECTRUM GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Blue Chip Growth Fund	433	67,222	—
Emerging Markets Stock Fund	(107)	17,121	—
Equity Income Fund	(1,302)	43,840	2,408
Growth Stock Fund	88	67,097	—
International Discovery Fund	77	14,737	—
International Stock Fund	(3,620)	53,811	—
International Value Equity Fund	(7,019)	41,358	—
Mid-Cap Growth Fund	(69)	20,385	—
Mid-Cap Value Fund	(493)	13,115	—
New Horizons Fund	171	25,633	—
Real Assets Fund	(47)	9,855	—
Small-Cap Value Fund	(273)	15,440	—
Value Fund	(1,236)	52,533	—
Totals	$(13,397)#	$442,147	$2,408+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $2,408 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

.

T. ROWE PRICE SPECTRUM GROWTH FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Spectrum Growth Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On March 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE SPECTRUM INCOME FUND

	March 31, 2019	(Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	12/31/18	Cost	Cost	Shares	3/31/19
(Cost and value in $000s)
BOND MUTUAL FUNDS 87.0%
T. Rowe Price Funds:
New Income Fund	1,224,434	13,923	36,964	131,389,109	1,232,430
High Yield Fund	832,253	31,822	13,147	138,029,278	894,430
GNMA Fund	552,079	41,249	14,272	64,670,187	585,912
Emerging Markets Bond Fund	540,804	7,212	13,218	48,703,944	568,375
International Bond Fund	489,667	2,461	89,544	46,818,536	409,194
Short-Term Bond Fund	341,725	36,275	9,805	79,194,480	371,422
Emerging Markets Local Currency
Bond Fund	325,306	4,844	10,017	53,284,458	327,699
Corporate Income Fund	361,734	2,832	94,373	30,353,747	285,932
Floating Rate Fund	318,349	3,618	56,596	28,558,734	275,021
U.S. Treasury Long-Term Fund	263,418	1,680	8,291	20,972,303	266,978
Dynamic Global Bond Fund	256,501	1,391	6,176	26,542,125	248,169
International Bond Fund (USD
Hedged)	—	100,344	—	10,506,735	102,441
Limited Duration Inflation Focused
Bond Fund	97,289	202	2,619	19,547,011	96,562
Inflation Protected Bond Fund	68,775	108	21,473	4,306,873	50,390
Total Bond Mutual Funds (Cost $5,502,385)					5,714,955

EQUITY MUTUAL FUNDS 12.3%
T. Rowe Price Funds:
Equity Income Fund	700,434	40,067	8,134	26,810,840	808,079
Total Equity Mutual Funds (Cost $555,024)					808,079

T. ROWE PRICE SPECTRUM INCOME FUND

	$ Value	$ Purchase	$ Sales		$ Value
	12/31/18	Cost	Cost	Shares	3/31/19
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.7%
T. Rowe Price Funds:
U.S. Treasury Money Fund, 2.15%(2)	17,351	167,987	142,901	42,437,324	42,437
Total Short-Term Investments (Cost $42,437)					42,437

Total Investments in Securities 100.0%
(Cost $6,099,846)					$6,565,471
Other Assets Less Liabilities 0.0%					5

Net Assets 100.0%					$6,565,476

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.
(2) Seven-day yield

.

T. ROWE PRICE SPECTRUM INCOME FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Corporate Income Fund	(2,762)	15,739	2,934
Dynamic Global Bond Fund	(176)	(3,547)	1,436
Emerging Markets Bond Fund	(1,496)	33,577	7,458
Emerging Markets Local
Currency Bond Fund	(1,658)	7,566	5,053
Equity Income Fund	(689)	75,712	4,267
Floating Rate Fund	(2,342)	9,650	3,727
GNMA Fund	(837)	6,856	3,845
High Yield Fund	(399)	43,502	13,151
Inflation Protected Bond Fund	(1,273)	2,980	113
International Bond Fund	19	6,610	2,550
International Bond Fund (USD
Hedged)	—	2,097	344
Limited Duration Inflation
Focused Bond Fund	(118)	1,690	209
New Income Fund	(893)	31,037	9,172
Short-Term Bond Fund	(149)	3,227	2,348
U.S. Treasury Long-Term Fund	(75)	10,171	1,755
U.S. Treasury Money Fund	—	—	153
Totals	$(12,848)#	$246,867	$58,515+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $58,515 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

.

T. ROWE PRICE SPECTRUM INCOME FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Spectrum Income Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On March 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND

	March 31, 2019	(Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	12/31/18	Cost	Cost	Shares	3/31/19
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 100.0%
T. Rowe Price Funds:
International Stock Fund	317,851	7,689	12,282	21,055,851	356,055
International Value Equity Fund	338,684	701	54,367	24,462,115	320,698
European Stock Fund	219,613	469	7,935	12,117,384	237,016
New Asia Fund	173,873	369	6,800	10,903,292	193,534
Overseas Stock Fund	101,640	22,723	4,080	12,799,332	130,809
Emerging Markets Stock Fund	85,972	3,683	28,473	1,729,540	73,765
Japan Fund	67,253	147	2,179	5,281,051	72,298
International Discovery Fund	46,560	99	1,644	814,964	50,658
Emerging Markets Value Stock
Fund	—	28,007	230	2,110,872	28,180
Latin America Fund	17,954	38	994	793,290	19,023
Emerging Europe Fund	8,872	19	414	664,100	9,430
Africa & Middle East Fund	7,238	15	253	818,022	7,444
Total Equity Mutual Funds (Cost $1,264,109)					1,498,910

Total Investments in Securities 100.0%
(Cost $1,264,109)					$1,498,910
Other Assets Less Liabilities 0.0%					—
Net Assets 100.0%					$1,498,910

(1) Each underlying Price Fund is an affiliated company; the fund is invested in the
Investor Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at
www.troweprice.com.

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized		Investment
Affiliate	(Loss)	Gain/Loss		Income
T. Rowe Price Funds:
Africa & Middle East Fund	(18)	444		—
Emerging Europe Fund	(120)	953		—
Emerging Markets Stock Fund	(1,250)	12,583		—
Emerging Markets Value Stock
Fund	(2)	403		—
European Stock Fund	(722)	24,869		—
International Discovery Fund	(109)	5,643		—
International Stock Fund	(1,620)	42,797		—
International Value Equity Fund	(7,202)	35,680		—
Japan Fund	58	7,077		—
Latin America Fund	(397)	2,025		—
New Asia Fund	(1,107)	26,092		—
Overseas Stock Fund	(555)	10,526		—
Totals	$(13,044)#	$169,092	$	—+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $0 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

.

T. ROWE PRICE SPECTRUM INTERNATIONAL FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Spectrum International Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. Each fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On March 31, 2019, all of the investments in underlying Price
Funds were classified as Level 1, based on the inputs used to determine their fair values.